Equipment and right of use assets - Disclosure of equipment and right of use assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 70,444
Property, plant and equipment at end of period	341,163	$ 70,444
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	184,343	111,979
Additions	350,642	72,364
Property, plant and equipment at end of period	534,985	184,343
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	113,899	102,516
Charge for the year	79,923	11,383
Property, plant and equipment at end of period	193,822	113,899
Right-of-use assets - leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	281,975	0
Right-of-use assets - leases [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Additions	347,048	0
Property, plant and equipment at end of period	347,048	0
Right-of-use assets - leases [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Charge for the year	65,073	0
Property, plant and equipment at end of period	65,073	0
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	21,834
Property, plant and equipment at end of period	15,286	21,834
Motor vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	45,652	20,330
Additions	0	25,322
Property, plant and equipment at end of period	45,652	45,652
Motor vehicles [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	23,818	19,838
Charge for the year	6,548	3,980
Property, plant and equipment at end of period	30,366	23,818
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	42,942
Property, plant and equipment at end of period	38,009	42,942
Computer equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	76,207	29,665
Additions	2,087	46,542
Property, plant and equipment at end of period	78,294	76,207
Computer equipment [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	33,265	27,627
Charge for the year	7,020	5,638
Property, plant and equipment at end of period	40,285	33,265
Exploration and office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,668
Property, plant and equipment at end of period	5,893	5,668
Exploration and office equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	62,484	61,984
Additions	1,507	500
Property, plant and equipment at end of period	63,991	62,484
Exploration and office equipment [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	56,816	55,051
Charge for the year	1,282	1,765
Property, plant and equipment at end of period	$ 58,098	$ 56,816